7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY	12 Months Ended
Dec. 31, 2024
Notes
7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY

7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY

On February 25, 2022, the Company signed a Share Purchase Agreement with Akkerman Exploration B.V. (“AEbv”) to acquire up to a 100% ownership interest in Akkerman Finland OY (“AFOy”), an entity holding certain mineral rights (the “Property”) in Finland.

The acquisition terms are as follow:

•The Company can earn an initial 49% interest in AFOy in Stage One by issuing 1,470,000 common shares (issued at a value of $95,550), paying €150,000 ($211,800) into AFOy for the purpose of paying existing shareholder loans (paid), and depositing €200,000 ($282,400) into a dedicated account (paid), to be spent on exploration expenditures during the period between the completion of Stage One and the completion of Stage Two. The €200,000 ($282,400) was recorded as an advance to AFOy as of December 31, 2023. As of December 31, 2024, the Company advanced a total of $491,938 to AFOy.

•As a Stage Two earn-in, the Company had the option, for a period of 12 months from the date of completion of Stage One, to acquire the remaining 51% interest in AFOy, bringing their total interest to 100%. The option to acquire the additional 51% interest expired on March 3, 2023.

The Company and AEbv formed a technical committee comprising of one representative from each party, with AEbv’s representative having the casting vote.

As at December 31, 2024, the Company holds a 49% interest in AFOy (December 31, 2023 – 49%). The investment in associate was assessed for impairment indicators relating to the underlying assets of AFOy in accordance with IAS 36 and IFRS 6.

The year ended December 31, 2024 and 2023 calculation for the Investment in AFOy is as follows:

Investment in AFOy as at January 1, 2023	$258,532
Loss on investment in AFOy	(27,569)
Investment in AFOy as at December 31, 2023	$230,963
Loss on investment in AFOy	(40,257)
Investment in AFOy as at December 31, 2024	$190,706

The Company’s share of AFOy’s loss for the years ended December 31, 2024 and 2023 has been calculated as follows:

	2024	2023
AFOy’s net loss	$82,157	$56,264
The Company’s ownership %	49%	49%
Share of loss of an associate	$40,257	$27,569

The following table illustrates the summarized financial information of AFOy:

December 31, 2024		December 31, 2023
Current assets	$100,737	$13,595
Non-current assets	549,172	380,786
Current liabilities	21,344	11,898
Non-current liabilities	850,896	606,979
Loss for the year	82,157	56,264